Financial investments - Summary of credit quality and maximum exposure to credit risk (Detail) - Debt instruments measured at fair value through other comprehensive income [member] - PEN (S/)
S/ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Impaired individually impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	S/ 1,697	S/ 418
Impaired collectively impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	20,912,184	16,716,517
Stage 1 [member] | Impaired individually impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
Stage 1 [member] | Impaired collectively impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	20,160,308	15,770,778
Stage 2 [member] | Impaired individually impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
Stage 2 [member] | Impaired collectively impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	750,179	945,321
Stage 3 [member] | Impaired individually impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	1,697	418
Stage 3 [member] | Impaired collectively impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	1,697	418
High grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	4,261,926	2,271,038
High grade [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	4,261,926	2,271,038
High grade [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
High grade [member] | Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
Standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	16,648,561	14,445,061
Standard grade [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	15,898,382	13,499,740
Standard grade [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	750,179	945,321
Standard grade [member] | Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
Sub-standard grade [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk
Sub-standard grade [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	S/ 0	S/ 0